Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2040 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2040 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2040 Fund
Annual Total Returns
'08	(35.94%)
'09	28.13%
'10	13.25%